CASH AND CASH EQUIVALENTS	6 Months Ended
Jun. 30, 2021
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

5.CASH AND CASH EQUIVALENTS

	Average yield	June 30,	December 31,
	p.a. %	2021	2020
Cash and banks	0.33	6,887,862	6,212,318

Cash equivalents
Local currency
Fixed-term deposits (1)	76.56 of CDI	17,302	115,032

Foreign currency
Fixed-term deposits (1)	0.58	1,680,406	507,707
		8,585,570	6,835,057

1)	Refers to Time Deposit and Sweep Account applications, maturing up to 90 days. Time Deposit is a remunerated bank deposit with a specific maturity period. Sweep Account is an interest-bearing account. At the end of the day, the balance remaining in the account is automatically applied and automatically made available the next business day in the morning.